Financial Risk Management - Foreign Currency Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	$ 2,535	$ 2,067
1% decrease, assets	(2,535)	(2,067)
1% increase, liabilities	482	715
1% decrease, liabilities	(482)	(715)
Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, liabilities	482	715
1% decrease, liabilities	(482)	(715)
Equity-accounted investments in multi-family rental properties
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	209	210
1% decrease, assets	(209)	(210)
Equity-accounted investments in Canadian residential developments
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	988	744
1% decrease, assets	(988)	(744)
Canadian development properties
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	1,335	1,107
1% decrease, assets	(1,335)	(1,107)
Investments in U.S. residential developments
Disclosure of nature and extent of risks arising from financial instruments [line items]
1% increase, assets	3	6
1% decrease, assets	$ (3)	$ (6)